Other financial and non-financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Other financial assets measured at amortized cost
DisclosureOf Other Assets Tables [Line Items]
Disclosure Of Other Assets Explanatory

USD m 31.12.24 31.12.23
Debt securities 41,583 43,245
Loans to financial advisors 2,723 2,615
Fee- and commission-related receivables 2,231 1,883
Finance lease receivables 5,934 1,427
Settlement and clearing accounts

430 311
Accrued interest income 2,196 2,004
Other
1
4,182 2,849
Total other financial assets measured at amortized cost 59,279 54,334
1 Predominantly includes cash collateral provided to exchanges and clearing houses to secure securities trading activity through those counterparties.

Other non-financial assets
DisclosureOf Other Assets Tables [Line Items]
Disclosure Of Other Assets Explanatory

USD m 31.12.24 31.12.23
Precious metals and other physical commodities

7,341 4,426
Deposits and collateral provided in connection with litigation,

regulatory and similar matters
1
1,946 1,379
Prepaid expenses 1,194 1,062
Current tax assets 1,504 184
VAT,

withholding tax and other tax receivables
1,129 561
Properties and other non-current assets held for sale 195 105
Assets of disposal groups held for sale
2
1,823
Other

2,149 660
Total other non-financial assets 17,282 8,377
1 Refer to Note 18 for more information.

2 Refer to Note 29 for more information about the agreement to sell Select Portfolio

Servicing.